Parent Company Only Financial Information - Schedule of Condensed Statements of Earnings (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Condensed Financial Information Of Parent Company Only Disclosure [Line Items]
Income tax benefit	$ (1,217)	$ (844)
Net earnings	2,220	1,704
Parent Company [Member]
Condensed Financial Information Of Parent Company Only Disclosure [Line Items]
Revenues	0	0
Expenses	(421)	(322)
Income tax benefit	159	119
Loss before earnings of subsidiary	(262)	(203)
Net earnings of subsidiary	2,482	1,907
Net earnings	$ 2,220	$ 1,704